Document and Entity Information	Jun. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2023
Entity File Number	814-00821
Entity Registrant Name	FRANKLIN BSP LENDING CORPORATION
Entity Central Index Key	0001490927
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-2614444
Entity Address, Address Line One	9 West 57th Street, Suite 4920
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	588-6770
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false